Post-employment benefits - Retirement Benefit Status (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Present value of obligation	€ 1,466	€ 2,413
Fair value of assets	1,524	2,504
Net benefit status:	58	91
Retirement benefit surplus (Note 25)	135	194
Retirement benefit obligation	77	103
GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Present value of obligation	937	1,739
Fair value of assets	952	1,840
Net benefit status:	15	101
Retirement benefit surplus (Note 25)	15	101
Retirement benefit obligation	0	0
Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Present value of obligation	529	674
Fair value of assets	572	664
Net benefit status:	43	(10)
Retirement benefit surplus (Note 25)	120	93
Retirement benefit obligation	€ 77	€ 103